Document And Entity Information	3 Months Ended
Mar. 31, 2026
Document Information Line Items
Entity Central Index Key	0001357671
Amendment Description	Amendment No. 1
Document Type	S-1/A
Entity Registrant Name	CREATD, INC.
Entity Incorporation, State or Country Code	NV
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	false
Amendment Flag	true